Long-Term Receivables and Other (Schedule of Long-term receivables and other) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Value added tax receivables	$ 11,646	$ 1,458
Income tax recoverable (note 33 (d))	1,310
Other assets	867
Long-term receivables and other	38,389	15,241
Lindero Project [member]
Value added tax receivables	34,176	$ 15,241
San Jose Property Plant and Mine Equipment [member]
Value added tax receivables	$ 2,036